SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Allocation of Net Revenues Based on Geography	The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2023	2022	2021
United States(1)	$645,112	$427,111	$227,499
France	70,388	80,872	88,454
Italy	139,506	126,195	83,957
Rest of world(2)	268,104	425,935	383,369
Total revenue	$1,123,110	$1,060,113	$783,279
(1)During fiscal years 2023, 2022 and 2021, we had sales of $206.0 million, $283.3 million and $225.9 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term is based on the governing supply agreement with SunPower for the respective period.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.

Schedule of Property, Plant and Equipment by Geography
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Malaysia	$133,119	$227,656
Mexico	72,572	82,056
Philippines	59,485	60,216
Europe	30	3,372
Singapore	11,857	4,519
United States	2,905	2,628
Rest of world	57	21
Property, plant, and equipment, net, by geography	$280,025	$380,468